THE GROUP AND ITS OPERATIONS (Details) $ in Thousands, Interaction in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 07, 2020 USD ($)	Apr. 30, 2017	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) Interaction	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Going Concern [Abstract]
Number of interactions each year with consumers | Interaction				60
Net income				$ 7,770	$ 10,965	$ (15,881)
Net cash generated from operating activities				51,719	2,202	(5,747)
Accumulated deficit			$ (109,527)	(109,527)	(117,176)
Current liabilities in excess of current assets			19,600	19,600
Borrowings			27,476	27,476	41,835
Proceeds from borrowings				21,500
Cash and cash equivalents			21,870	21,870	8,873	13,519	$ 21,321
Revenue			$ 100,900	405,135	$ 368,380	$ 342,200
Percentage of increase in revenues			14.80%
Hotel accommodation expenses				$ 6,100
IBEX Global Limited [Member]
Nature of business and ownership percentage [Abstract]
Name of subsidiary				IBEX Global Limited
Location				Bermuda
Nature of business				Holding Company
Ownership interest		100.00%		100.00%	100.00%
DGS Limited [Member]
Nature of business and ownership percentage [Abstract]
Name of subsidiary				DGS Limited
Location				Bermuda
Nature of business				Holding Company
Ownership interest		100.00%		100.00%	100.00%
iSky Inc [Member]
Nature of business and ownership percentage [Abstract]
Name of subsidiary				iSky Inc.
Location				Bermuda
Nature of business				Holding Company
Ownership interest		100.00%		100.00%	100.00%
iSky Canada Technologies Inc [Member]
Nature of business and ownership percentage [Abstract]
Name of subsidiary				iSky Canada Technologies Inc.
Location				Canada
Nature of business				Market Research
Ownership interest				100.00%	100.00%
Subsequent Events [Member] | IPO [Member]
Going Concern [Abstract]
Net proceeds from initial public offering of common stock	$ 63,100